GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.91%
44,547	AdvanSix Inc(a)	$ 424,978
26,771	Ashland Global Holdings Inc	1,340,424
55,036	Cabot Corp	1,437,540
18,783	Ingevity Corp(a)	661,162
108,927	Valvoline Inc	1,425,854
44,521	WR Grace & Co	1,584,948
		6,874,906
Communications — 5.26%
63,705	GCI Liberty Inc Class A(a)	3,629,274
134,967	Gray Television Inc(a)	1,449,546
49,054	John Wiley & Sons Inc Class A	1,839,034
110,544	Liberty Latin America Ltd Class C(a)	1,134,181
10,700	LogMeIn Inc	891,096
62,234	United States Cellular Corp(a)	1,822,834
148,108	Viavi Solutions Inc(a)	1,660,291
		12,426,256
Consumer, Cyclical — 11.34%
45,626	Brunswick Corp	1,613,792
69,981	Cannae Holdings Inc(a)	2,343,664
24,441	Churchill Downs Inc	2,516,201
74,872	Cooper Tire & Rubber Co	1,220,414
57,748	Core-Mark Holding Co Inc	1,649,860
10,382	Cracker Barrel Old Country Store Inc	863,990
125,467	Dana Inc	979,897
22,026	Fox Factory Holding Corp(a)	925,092
79,874	IAA Inc(a)	2,393,025
74,026	KAR Auction Services Inc	888,312
124,351	Kimball International Inc Class B	1,481,020
17,969	LCI Industries	1,200,868
79,360	Liberty Media Corp-Liberty Braves(a)	1,512,602
27,389	Marriott Vacations Worldwide Corp	1,522,281
71,540	Methode Electronics Inc	1,890,802
30,975	Miller Industries Inc	875,973
124,042	Qurate Retail Inc Series A(a)	757,276
61,329	Skyline Champion Corp(a)	961,639
82,289	Urban Outfitters Inc(a)	1,171,795
		26,768,503
Consumer, Non-Cyclical — 18.88%
36,434	Aaron's Inc	829,967
46,093	AMN Healthcare Services Inc(a)	2,664,636
32,439	ASGN Inc(a)	1,145,746
56,071	Avanos Medical Inc(a)	1,509,992
60,954	Catalent Inc(a)	3,166,560
117,621	Clarivate Analytics PLC(a)	2,440,636
104,343	Darling Ingredients Inc(a)	2,000,255
37,913	Emergent BioSolutions Inc(a)	2,193,646
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,236	Euronet Worldwide Inc(a)	$ 1,991,790
182,264	Harsco Corp(a)	1,270,380
14,671	Helen of Troy Ltd(a)	2,113,064
48,050	Herc Holdings Inc(a)	983,103
23,378	Insperity Inc	871,999
13,046	J&J Snack Foods Corp	1,578,566
40,746	Korn Ferry	990,943
184,831	Nomad Foods Ltd(a)	3,430,463
24,513	Post Holdings Inc(a)	2,033,844
215,640	Primo Water Corp	1,953,698
28,320	Quidel Corp(a)	2,769,979
76,822	Supernus Pharmaceuticals Inc(a)	1,382,028
24,343	United Therapeutics Corp(a)	2,308,325
82,318	Varex Imaging Corp(a)	1,869,442
60,060	Viad Corp	1,275,074
17,068	WEX Inc(a)	1,784,459
		44,558,595
Energy — 2.68%
107,289	Apergy Corp(a)(b)	616,912
30,875	Arch Coal Inc Class A(b)	892,287
38,426	Delek US Holdings Inc(b)	605,594
51,384	DMC Global Inc(b)	1,182,346
70,273	NextEra Energy Partners LP(b)	3,021,739
		6,318,878
Financial — 26.44%
47,411	American Campus Communities Inc REIT	1,315,655
84,160	Americold Realty Trust REIT	2,864,806
75,769	Ameris Bancorp	1,800,271
82,554	BancorpSouth Bank	1,561,922
73,138	Bryn Mawr Bank Corp	2,075,656
48,229	Carolina Financial Corp	1,247,684
69,071	Cathay General Bancorp	1,585,180
100,148	CenterState Bank Corp	1,725,550
76,374	CubeSmart REIT	2,046,059
124,084	CVB Financial Corp	2,487,884
32,014	CyrusOne Inc REIT	1,976,865
82,237	Employers Holdings Inc	3,331,421
131,024	Essential Properties Realty Trust Inc REIT	1,711,173
29,502	Federal Agricultural Mortgage Corp Class C	1,641,196
61,524	First American Financial Corp	2,609,233
110,275	First Financial Bancorp	1,644,200
152,413	Home BancShares Inc	1,827,432
67,098	Meta Financial Group Inc	1,457,369
39,190	National Retail Properties Inc REIT	1,261,526
117,247	OceanFirst Financial Corp	1,865,400
59,882	Outfront Media Inc REIT	807,209
66,129	PacWest Bancorp	1,185,032
42,175	Pinnacle Financial Partners Inc	1,583,250
70,070	Popular Inc	2,452,450
57,667	ProAssurance Corp	1,441,675

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
50,024	Prosperity Bancshares Inc	$ 2,413,658
142,230	Retail Opportunity Investments Corp REIT	1,179,087
79,251	Rexford Industrial Realty Inc REIT	3,250,084
19,531	Signature Bank	1,570,097
53,453	Stifel Financial Corp	2,206,540
82,247	TCF Financial Corp	1,863,717
93,323	Triumph Bancorp Inc(a)	2,426,398
60,454	Wintrust Financial Corp	1,986,518
		62,402,197
Industrial — 17.77%
46,063	Advanced Energy Industries Inc(a)	2,233,595
59,266	AECOM(a)	1,769,090
78,850	Aerojet Rocketdyne Holdings Inc(a)	3,298,296
28,502	Alamo Group Inc	2,530,408
70,519	Altra Industrial Motion Corp	1,233,377
20,850	American Woodmark Corp(a)	950,134
86,250	Arcosa Inc	3,427,575
28,093	Armstrong World Industries Inc	2,231,146
36,469	BWX Technologies Inc	1,776,405
32,065	Clean Harbors Inc(a)	1,646,217
72,556	Columbus McKinnon Corp	1,813,900
23,803	frontdoor Inc(a)	827,868
88,846	GrafTech International Ltd(b)	721,430
36,296	Haynes International Inc	748,061
16,469	John Bean Technologies Corp	1,223,153
29,295	Kadant Inc	2,186,872
61,345	Kimball Electronics Inc(a)	669,887
38,368	Kirby Corp(a)	1,667,857
22,859	Littelfuse Inc	3,049,848
99,641	MDU Resources Group Inc	2,142,281
33,182	National Instruments Corp	1,097,661
10,494	Old Dominion Freight Line Inc	1,377,442
63,058	Raven Industries Inc	1,338,721
120,996	TTM Technologies Inc(a)	1,251,099
19,233	Universal Forest Products Inc	715,275
		41,927,598
Technology — 6.41%
60,814	ACI Worldwide Inc(a)	1,468,658
49,356	CSG Systems International Inc	2,065,549
63,408	Digi International Inc(a)	604,912
125,361	Donnelley Financial Solutions Inc(a)	660,652
97,223	Genpact Ltd	2,838,912
9,152	Mellanox Technologies Ltd(a)	1,110,321
100,471	Perspecta Inc	1,832,591
103,396	Tower Semiconductor Ltd(a)	1,646,064
83,685	Unisys Corp(a)	1,033,510
43,271	Verint Systems Inc(a)	1,860,653
		15,121,822
Shares		Fair Value
Utilities — 4.22%
53,140	ALLETE Inc	$ 3,224,535
45,258	NorthWestern Corp	2,707,786
96,004	NRG Energy Inc	2,617,069
89,114	Vistra Energy Corp	1,422,260
		9,971,650
TOTAL COMMON STOCK — 95.91% (Cost $264,757,472)		$226,370,405
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.33%
$744,054	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $744,054 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $53,213,690.(c)	744,054
744,054	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $744,054 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $53,213,464.(c)	744,054
744,054	Undivided interest of 1.43% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $744,054 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $52,074,465.(c)	744,054

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$156,642	Undivided interest of 3.82% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc, 0.02%, dated 3/31/20 to be repurchased at $156,642 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,095,502.(c)	$ 156,642
744,054	Undivided interest of 5.96% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $744,054 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,475,006.(c)	744,054
TOTAL SHORT TERM INVESTMENTS — 1.33% (Cost $3,132,858)		$3,132,858
TOTAL INVESTMENTS — 97.24% (Cost $267,890,330)		$229,503,263
OTHER ASSETS & LIABILITIES, NET — 2.76%		$6,503,975
TOTAL NET ASSETS — 100.00%		$236,007,238
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2020

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020